Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and Other Receivables [abstract]
Schedule of Trade and Other Receivables

	December 31,	December 31,
	2020	2019
Trade receivables from concentrate sales	$26,309	$33,642
Advances and other receivables	4,108	2,419
Value added taxes recoverable	8,890	11,646
Value added taxes recoverable - Lindero	37,248	-
Accounts and other receivables	$76,555	$47,707